Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	INVESTMENT CO OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000051931
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIVSX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICBX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICCX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICFX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAFX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CICAX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CICBX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CICCX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CICEX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CICFX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICAX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICBX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICCX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICEX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICFX
INVESTMENT CO OF AMERICA (Prospectus Summary) | INVESTMENT CO OF AMERICA | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RICGX